Brighthouse Life Insurance Company of NY

285 Madison Avenue

New York, NY 10017

May 4, 2021

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY

    Brighthouse Variable Annuity Account B

    File Nos. 333-96785/811-08306

    (Class L and Class L-4 Year (offered between November 22, 2004 and October 7, 2011))

    Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements dated April 30, 2021 to the Class L Prospectus dated April 30, 2021, Prospectus Supplement dated April 30, 2021 to the Class L-4 Year Prospectus dated April 30, 2021, Class L and Class L-4 Year Prospectuses, each dated April 30, 2021 and Statement of Additional Information (“SAI”) dated April 30, 2021 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectuses and SAI contained in Post-Effective Amendment No. 35 for the Account filed electronically with the Commission on April 29, 2021.

If you have any questions, please call the undersigned at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Associate General Counsel

Brighthouse Life Insurance Company of NY